Long-Term Debt	12 Months Ended
Dec. 31, 2023
Borrowing costs Abstract [Abstract]
Long-Term Debt	Long-Term Debt

(in millions)	December 31, 2023	December 31, 2022
Current:
Term loans	$571	$223
Non-current:
Term loans	1,801	2,288
Total	$2,372	$2,511
The above balances are net of $7 million and $12 million of unamortized debt issuance costs for the years ended December 31, 2023 and 2022, respectively.
Movements in interest bearing borrowings for the year ended December 31, 2023 and 2022 were as follows:

(in millions)	December 31, 2023	December 31, 2022
Opening balance	$2,511	$2,013
New loans and borrowings	46	971
Repayments	(228)	(301)
Other	43	(172)
Ending balance	$2,372	$2,511
Terms and Debt Repayment Schedule
The following table summarizes term loan facilities. The below arrangements are all considered to be secured.

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	2023 Carrying Amount	2022 Carrying Amount
2018 Tool Equipment Purchase and Lease Financing(1)	USD	SOFR + 1.60%	Quarterly	Quarterly	2023	—	19
2019 Tool Equipment Purchase and Lease Financing(2)	USD	SOFR + 1.75%	Quarterly	Quarterly	2024	21	85
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	64	—
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	9	—
2019 USD Dresden Equipment Financing(3)	USD	SOFR + 1.75%	Semi- Annual	Semi-Annual	2026	36	36
2020 USD Equipment Financing(4)	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	60	59
2019 EUR Dresden Equipment Financing(3)	EUR	EURIBOR + 1.75%	Semi- Annual	Semi-Annual	2024	368	13
Various	EUR, USD	Various			2024-2026	13	11
Current total						571	223
Non-current:
2019 Tool Equipment Purchase and Lease Financing(2)	USD	SOFR + 1.75%	Quarterly	Quarterly	2024	—	21
2019 USD Dresden Equipment Financing(3)	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	72	108
2020 USD Equipment Financing(4)	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	34	93
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	586	649
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	82	89
2019 EUR Dresden Equipment Financing(3)	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	30	387
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	987	923
Various	EUR, USD	Various			2024-2027	10	18
Non-current total						1,801	2,288
Total						$2,372	$2,511
(1)On March 2, 2018, GLOBALFOUNDRIES SINGAPORE PTE, LTD. (“GFS”) entered into several Equipment Purchase and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ fabrication facilities in Singapore for a total of $375 million. The total minimum lease payments amount to $375 million, to be paid in equal quarterly installments through March 1, 2023.
(2)On January 21, 2019, GFS entered into several Equipment Purchase Agreements and Lease Agreements with five banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ Fabs in Singapore for a total of $425 million.
(3)On October 31, 2019, the Company, GLOBALFOUNDRIES Dresden Module One Limited Liability Company & Co., KG. and GLOBALFOUNDRIES Dresden Module Two Limited Liability Company & Co. KG. entered into a term facilities agreement with Bank of America Merrill Lynch International Designated Activity Company and ING Bank, a branch of ING-DIBA AG, as coordinating mandated lead arrangers, and Bank of America Merrill Lynch International Designated Activity Company as facility and security agent, which provides a maximum incremental facility commitment totaling $750 million secured by certain qualifying equipment assets.
(4)On April 23, 2020, GFS entered into several Equipment Purchase Agreements and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ fabrication facilities in Singapore for a total of $300 million.
2021 SGD EDB Loan—On September 3, 2021, the Company entered into a loan agreement with Singapore Economic Development Board (“EDB”), which provided loan facilities with maximum drawdown of $1,149 million (SGD 1,541 million) at a fixed nominal interest rate of 1.4%. The difference between the nominal interest rate of the loan and the market interest rate for an equivalent loan is recognized as a government grant. The loan matures on June 1, 2041, with interest-only payments for the first 5 years and principal repayments commence thereafter, payable on a semi-annual basis.
As of December 31, 2023, the Company’s total drawdown was $1.1 billion, of which $971 million was drawn down in 2022.
As of December 31, 2023 and 2022, $987 million and $923 million respectively, were recorded in long-term debt based on an effective interest rate of 3.20% and $179 million and $184 million respectively, were recorded in deferred income from government grants.
5-year Revolving and Letter of Credit Facilities Agreement—On October 13, 2021, the Company entered into an amendment to the 5-year Revolving and Letter of Credit Facilities Agreement to increase the commitment to $1.0 billion.
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

(in millions)	December 31, 2023	December 31, 2022
SGD EDB Loan	$—	$42
Revolving Credit Facility	1,012	1,012
Uncommitted Credit Facilities(1)	46	64
Total	$1,058	$1,118
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.
Assets pledged as security— Various assets have been pledged to secure borrowings under pledged agreements for the Company. Cash and cash equivalents, trade accounts receivables, property, plant and equipment, inventories, and financial assets have been pledged to secure borrowings under pledged agreements for the Company. The Company is not allowed to pledge these assets as security for other borrowings or to sell them outside normal course of business.